Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Mar. 31, 2018
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	8,136,348	8,136,348
Common shares outstanding	8,136,348	8,136,348